Transactions with Related Parties (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Related Party Transaction [Line Items]
Management fees charged during the period	$ 7,990,000	$ 7,573,000
Commission charged on charter hire agreements during period	1,449,000	1,452,000
Due From Related Parties, Current	4,182,000		2,616,000
Costamare Shipping Company SA [Member]
Related Party Transaction [Line Items]
Management fee per day per vessel	884		850
Management fee per day per vessel before IPO	700
Management fee per day per vessel under bareboat charter	442		425
Annual fee for Company's officers	1,000,000
Portion of annual fee for Company's officers charged during the period	500,000	500,000
Management Agreement Expiration Date	December 31, 2015
Management agreement's automatic extention expiration date	December 31, 2020
Annual adjustment on management fees after December 31, 2012	4.00%
Months required for cancellation written notice for management agreement	12
Management fees calculated on the sale of a vessel	3 months
Construction supervisory fee	700,000
Annual adjustment on supervisory fees after December 31, 2012	4.00%
Construction supervisory fee, paid	1,400,000		3,500,000
Commission charged on charter hire agreements	0.75%
Management agreement date with V-Ships Greece Ltd.	January 7, 2013
Date the Cell commenced	April 2013
Number of vessels under the Cell	16
Management fees charged during the period	7,090,000	6,026,000
Commission charged on charter hire agreements during period	1,449,000	1,452,000
Due From Related Parties, Current	3,232,000		1,561,000
Date of IPO completion	November 4, 2010
Ciel shipmanagement SA [Member]
Related Party Transaction [Line Items]
Management fee per day per vessel	600		600
Date when the services provided stopped	April 2013
Management fees charged during the period	900,000	1,547,000
Due From Related Parties, Current	950,000		1,055,000
Number of vessels managed	0		12
Shanghai Costamare Ship Management Co Ltd [Member]
Related Party Transaction [Line Items]
Due From Related Parties, Current	0		0
Due to Related Parties, Current	$ 0		$ 0
Number of vessels managed	9		9